Discontinued Operations - Summary of Net Earnings from Discontinued Operations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Discontinued Operations [line items]
Earnings from discontinued operations	$ 3,604	$ 173
Repatriation of cash	2,314	$ 116	$ 32
SQM [member] | Repatriation Taxes [member]
Disclosure of Discontinued Operations [line items]
Disposals of investments	(912)
Earnings from discontinued operations	(39)
Repatriation of cash	(18)
Dividend income received	(26)
APC [member] | Repatriation Taxes [member]
Disclosure of Discontinued Operations [line items]
Disposals of investments	$ 5